Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2022	Sep. 30, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.003125	$ 0.003125
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, issued	21,750,000	21,750,000
Ordinary shares, outstanding	21,750,000	21,750,000